                        Montgomery Institutional Series:
                          Emerging Markets Portfolio

                            Semi - Annual Report
                              December 31, 1998


                            [LOGO APPEARS HERE]

                              Invest wisely.(R)
                        MONTGOMERY ASSET MANAGEMENT(SM)

Montgomery Institutional Series: Emerging Markets PortfolioGraphicsFinancial Printing GroupMontgomery Institutional Series: Emerging Markets Portfolio Portfolio Highlights
December 31, 1998

Top Five Countries as of 12/31/98
(as a percentage of total net assets):

  South Africa                                 13.2%
  Brazil                                       11.9
  Greece                                        7.8
  India                                         7.1
  Taiwan                                        5.6

Top Ten Industries as of 12/31/98
(as a percentage of total net assets):

  Banks                                        10.4%
  Holding                                       8.6
  Electric utilities                            7.1
  Telephone/Networks                            6.8
  Oil                                           4.5
  Conglomerates                                 4.0
  Metals & Mining                               3.7
  Computers & Office Equipment                  3.2
  Telecommunications/Other                      2.8
  Telephone/Long Distance                       2.8

Top Ten Holdings as of 12/31/98
(as a percentage of total net assets):

  Telec Brasileiras-Telebras ON                 2.8%
  Barlow Ltd.                                   2.2
  Alpha Credit Banks                            2.0
  Telephono de Mexico S.A., ADR                 1.9
  National Bank of Greece                       1.9
  Liberty Life Association of Africa Ltd.       1.9
  Brisa-Auto Estradas                           1.8
  Manila Electric Company, Series B             1.6
  Haci Omer Sabanci Holdings A.S.               1.5
  Hon Hai Precision Industry                    1.3
  Samsung Electronics                           1.3

Portfolio Management
Josephine S. Jimenez, CFA                Senior Portfolio Manager
Bryan L. Sudweeks, Ph.D., CFA            Senior Portfolio Manager
Frank Chiang                             Portfolio Manager
Jesus Duarte                             Regional Portfolio Manager
Stuart Quint                             Regional Portfolio Manager

Fund Performance
Average annual total returns for the period ended 12/31/98
Montgomery Institutional Series: Emerging Markets Portfolio
Since inception 12/17/93                  (9.17)%
1 year                                    (34.99)%

5 years                                   (9.49)%

MSCI Emerging Markets Free Index/1/
Since 12/31/93                            (9.27)%
1 year                                    (25.34)%
5 years                                   (9.27)%

IFC Global Composite Index/2/
Since 12/31/93                            (8.69)%
1 year                                    (21.07)%
5 years                                   (8.69)%

Past performance is no guarantee of future results. Net asset value, investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

There are risks of investing in a fund of this type that invests in securities of foreign countries, such as erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

/1/ The Morgan Stanley Capital International Emerging Markets Free Index is an unmanaged, capitalization-weighted composite index that covers individual securities within the Equity Markets of approximately 25 Emerging Markets countries.

/2/ The IFC Global Composite Index is comprised of more than 1,900 individual stocks from 32 developing countries in Asia, Latin America, Middle East, Africa and Europe.

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments
December 31, 1998 (unaudited)

Common Stocks--83.5%                                                                       Value
Shares                                                                                    (Note 1)
                  Argentina - 2.9%
  402,722         Cresud S.A.+ (Real Estate)                                          $    483,719
  319,020         Inversiones y Representaciones (Real Estate)                             874,933
  61,600          Telefonica de Argentina, Sponsored, ADR
                  (Telephone/Networks)                                                   1,720,950
  45,300          Y.P.F. Sociedad Anonima, ADS (Oil)                                     1,265,568
                                                                                         4,345,170
                  Brazil - 5.3%
  80,700,000      Centrais Geradoras do Sul do Brasil S.A.
                  Gerasul + (Electric Utilities)                                         1,389,249
  2,875,000       Cia Saneamento Basico Estado (Water Utilities)                           217,722
  24,500          Electrobras, GDS*** (Electric Utilities)                               1,127,000
  136,000         Souza Cruz S.A. (Tobacco)                                                877,964
  94,520,000      Telec Brasileiras-Telebras, Receipts (Holding)                         4,224,358
  1,291,545       Telecomunicacoes de Ceara**
                  (Telephone/Regional-Local)                                               188,133
  170,996         Telemunicacoes de Sao Paulo S.A.- Telesp
                  (Telephone/Regional-Local)                                                14,717
  170,996         Telesp Celular S.A. + (Telephone/Regional-Local)                           3,857
                                                                                         8,043,000
                  Chile - 2.1%
  30,000          Compania de Telefonos de Chile S.A., ADR
                  (Telephone/Networks)                                                     620,625
  25,100          Distribucion y Servicio S.A., ADR
                  (Food & Beverage)                                                        288,650
  56,300          Enersis S.A., ADR (Electric Utilities)                                 1,453,243
  26,034          Sociedad Quimica y Minera de Chile, ADR
                  (Chemicals)                                                              877,020
                                                                                         3,239,538
                  China/Hong Kong - 3.3%


  70,000           Cheung Kong (Holdings) Ltd. (Real Estate)                               503,704
  48,000           China Telecom Ltd., ADR + (Telephone/Wireless)                        1,668,000
  28,000           HSBC Holdings (Banks)                                                   697,506
  534,000          New World Infrastructure Ltd.+ (Heavy Construction)                     782,294
  320,000          Shanghai Industrial Holdings Ltd. (Conglomerates)                       646,394
  91,800           Yanzhou Coal Mining Company Ltd., ADR + (Coal)                          694,238
                                                                                         4,992,136
                   Czech Republic - 2.5%
  14,000           Ceska Radiokomuknikace, GDR +
                   (Broadcasting/Advertising)                                              451,500
  48,750           Ceska Radiokomuknikace, GDR +
                   (Broadcasting/Advertising)                                            1,572,188
  126,700          The Czech Value Fund** + (Mutual Funds)                                 681,013
  150,059          Vseobecny I.F. + (Mutual Funds)                                         329,937
  104,191          Vynosovy I.F. + (Mutual Funds)                                          725,441
                                                                                         3,760,079


Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)


Common Stocks (continued)                                                             Value
  Shares                                                                              (Note 1)
                   Egypt 3.1%
  2,500            Al-Ahram Beverages Company, GDR
                   (Food & Beverage)                                                  $     72,188
  66,400           Al-Ahram Beverages Company, GDR***
                   (Food & Beverage)                                                     1,917,300
  5,775            Al-Ahram Pyramid Beverages Company
                   (Food & Beverage)                                                       330,241
  33,728           Amreya Cement (Cement)                                                  504,436
  200,000          Egyptian Mobile Phone Network +
                   (Telephone/Networks)                                                  1,217,009
  37,200           Tourah Portland Cement Company (Cement)                                 632,727
                                                                                         4,673,901
                   Greece - 7.8%
  28,355           Alpha Credit Bank (Banks)                                             2,960,315
  13,800           Commercial Bank of Greece S.A. (Banks)                                1,357,911
  50,833           Hellenic Telecommunication Organization S.A.
                   (Telephone/Networks)                                                  1,353,100
  47,000           Heracles General Cement S.A. (Cement)                                 1,276,261
  12,840           National Bank of Greece (Banks)                                       2,890,239
  62,000           STET Hellas Telecommunications S.A., ADR +
                   (Telecommunciations/Other)                                            1,980,125
                                                                                        11,817,951
                   Hungary - 2.4%
  45,000           Borsodchem Rt. + (Chemicals)                                          1,170,705
  25,000           EGIS Rt. + (Pharmacy/Drugs)                                             569,092
  33,400           Mol Magyar Olaj-es Gazipari Rt. (Oil)                                   916,248
  21,600           Mol Magyar Olaj-es Gazipari Rt., GDR*** (Oil)                           596,700
  30,000           Zalakeramia Rt. + (Building Materials)                                  363,755
                                                                                         3,616,500
                   India - 7.1%
  8,000            Bajaj Auto, Ltd.** (Auto/Auto Parts)                                     98,187


  140,000          BSES Ltd.** (Electric Utilities)                                        466,117
  50,000           BSES Ltd., GDR (Electric Utilities)                                     637,500
  207              Castrol (India) Ltd.** (Chemicals)                                        3,697
  140,000          Dr. Reddy's Laboratories Ltd.**(Pharmacy/Drugs)                       1,600,424
  3,300            Dr. Reddy's Laboratories Ltd., GDR
                   (Pharmacy/Drugs)                                                         37,950
  50               Hindustan Lever Ltd.**
                   (Cosmetics & Personal Care)                                               1,958
  90,000           Hindustan Petroleum Corporation Ltd.** (Oil)                            498,211
  35,700           Housing Development and Finance Corporation**
                   (Banks)                                                               1,831,233
  56               Indian Hotels Company, Ltd.** (Lodging)                                     473
  1,950            ITC Ltd.** + (Tobacco)                                                   34,437
  83,000           ITC Ltd., GDR (Tobacco)                                               1,848,825
  300,000          Mahanagar Telephone Nigam, Ltd.** +
                   (Telecommunications/Other)                                            1,294,090
  40,000           Mahanagar Telephone Nigam, Ltd., GDR*** +
                   (Telecommunications/Other)                                              488,000
  100              Oil and Natural Gas Corporation Ltd.** (Oil)                                474
  150              State Bank of India** (Banks)                                               555
  155,000          Videsh Sanchar Nigam Ltd., GDR
                   (Telephone/Long Distance)                                             1,898,750
                                                                                        10,740,881

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)


Common Stocks (continued)                                                                Value
  Shares                                                                                 (Note 1)
                   Israel - 2.6%
  835,000          Bank Leumi Le-Israel (Banks)                                       $  1,179,390
  31,600           ECI Telecom Ltd., ADR
                   (Telecommunications/Equipment)                                        1,118,837
  25,000           Formula Systems Ltd., ADR + (Software Systems)                          632,031
  241,124          Makhteshim-Agan Industries Ltd. (Chemicals)                             521,287
  194,410          Supersol Ltd. (Retail Trade)                                            482,406
                                                                                         3,933,951
                   Kazakhstan - 0.1%
  54,859           Central Asia Growth Fund** (Mutual Funds)                               164,577
  12,600           Kazomerts Bank, GDR*** + (Banks)                                         44,100
                                                                                           208,677
                   Korea - 4.0%
  177,920          Hanjin Heavy Industries (Heavy Construction)                          1,360,652
  12,050           Pohang Iron & Steel Company Ltd.+ (Steel)                               775,287
  6,500            Pohang Iron & Steel Company Ltd., ADS (Steel)                           109,688
  64,920           Pusan City Gas Company Ltd. (Gas Utilities)                           1,780,848
  31               Samsung Electronics, Ltd., GDR + (Semiconductor)                          1,201
  37,590           Sindoh Rioch Company
                   (Computers & Office Equipment)                                        1,346,741
  25,310           Youngone Corporation (Apparel & Textiles)                               679,562
                                                                                         6,053,979
                   Malaysia - 0.8%
  404,000          Berjaya Sports Toto Berhad** (Leisure Time)                             503,937


  907,000          YTL Power International Berhad** (Electric Utilities)                   713,666
                                                                                         1,217,603
                   Mexico - 4.4%
  483,000          Carso Global Telecom, Series A1
                   (Telephone/Networks)                                                  1,628,693
  404,140          Corporacion Interamericana Entertainment S.A.,
                   Series B + (Entertainment)                                            1,101,644
  5,500            Fomento Economico Mexicano, S.A. de C.V., ADR
                   (Food & Beverage)                                                       146,438
  233,000          Grupo Financiero Banamex Accival S.A. de C.V.,
                   Series B - Banacci + (Banks)                                            305,804
  86,100           Grupo Radio Central S.A. de C.V., ADR
                   (Broadcasting/Advertising)                                              462,788
  53,885           Interamericana Entrenamiento Corporation,
                   Series L (Entertainment)                                                113,700
  60,500           Telefono de Mexico S.A., ADR
                   (Telephone/Networks)                                                  2,945,594
                                                                                         6,704,661
                   Morocco - 0.0%#
  2                Banque Marocaine du Commerce Exterieur,
                   GDR*** (Banks)                                                               47
                   Pakistan - 0.7%
  898,200          Fauji Fertilizer Company Ltd.**
                   (Agriculture Commodities)                                               826,886
  141,964          Pakistan State Oil** (Oil)                                              223,575
                                                                                         1,050,461

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)


Common Stocks (continued)                                                             Value
  Shares                                                                              (Note 1)
                   Peru - 1.5%
  48,300           Compania de Minas Buenaventura S.A.,
                   ADR (Metals & Mining)                                              $    627,900
  38,200           Credicorp Ltd. (Banks)                                                  343,800
  639,708          Ferreyros Enrique S.A. (Machinery & Tools)                              577,500
  11,558           Ferreyros Enrique S.A., ADS***
                   (Machinery & Tools)                                                     203,718
  46,300           Telefonica del Peru S.A., ADR
                   (Telephone/Networks)                                                    587,431
                                                                                         2,340,349
                   Philippines - 3.9%
  1,800,000        Ayala Corporation (Conglomerates)                                       636,247
  1,750,000        Ayala Land, Inc. (Real Estate)                                          494,859
  250,000          Bank of Philippine Islands (Banks)                                      530,206
  770,000          Manila Electric Company, Series B
                   (Electrical Utilities)                                                2,474,293
  58,843           Philippine Long Distance Telephone, ADR
                   (Telephone/Long Distance)                                             1,526,240
  1,937,000        Philippino Telephone Corporation
                   (Telephone/Wireless)                                                    179,260
                                                                                         5,841,105


                   Poland - 1.7%
  35,000           Bank Handloway W. Warszawie S.A. (Banks)                                431,766
  45,000           Bank Handloway W. Warszawie, GDR*** (Banks)                             582,750
  44,500           Prokom Software, GDR*** (Business Services)                             838,825
  154,500          Telekomunikacja Polska S.A., GDR*** +
                   (Telephone/Long Distance)                                               787,950
                                                                                         2,641,291
                   Portugal - 3.3%
  39,200           Brisa-Auto Estradas+ (Auto/Auto Parts)                                2,308,516
  23,500           Cia de Segros Tranquilidade (Insurance)                                 750,353
  40,180           Sonae Investimentos (Retail Trade)                                    1,954,200
                                                                                         5,013,069
                   Romania - 0.1%
  46,653           Romania Growth Fund PLC** + (Mutual Funds)                               87,708

                   Russia - 0.4%
  1,350,000        Bashkirenergo** + (Electric Utilities)                                  27,000|
  3,728            Global Telesystems Group, Inc., ADR +
                   (Telephone/Networks)                                                    207,603
  100,000          Irkutskenegro, Sponsored, ADR** (Electric Utilities)                    150,000
  22,046           Kransnoyarskelectrosvyaz, ADR** (Electric Utilities)                     13,228
  26,500           Krasny Oktyabr** + (Food & Beverage)                                     34,450
  5,000            LukOil Company, ADR** (Oil)                                              85,000
  84,242           Murmansk Electrosvyaz, ADR**
                   (Telecommunications/ Other)                                               8,508
  29,054           Nizhnovsvyazinform, Sponsored, ADR**
                   (Telephone/Regional-Local)                                                8,716
  120,450          Orenburg Region Electrosvyaz, ADR** +
                   (Telecommunications/Other)                                                6,023
  6,278            Uraltelecom, ADR** + (Telephone/Networks)                                21,973
                                                                                           562,501

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)


Common Stocks (continued)                                                              Value
  Shares                                                                               (Note 1)
                   South Africa - 13.2%
  125,000          Anglo American Investment Trust Ltd. (Holding)                     $  1,490,811
  38,500           AngloGold Ltd. (Metals & Mining)                                      1,498,103
  2,380,916        B.O.E. Corporation Ltd., N Shares (Holding)                           1,354,114
  870,826          Barlow, Ltd. (Conglomerates)                                          3,341,228
  6,199,500        Consolidated African Mining Company +
                   (Metals & Mining)                                                       842,002
  116,700          De Beers Centenary AG (Metals & Mining)                               1,485,930
  31,800           Liberty Holdings Ltd. (Holding)                                       1,111,063
  207,649          Liberty Life Association of Africa Ltd. (Insurance)                   2,855,492
  424,100          Molope Foods Ltd. (Holding)                                             379,802
  686,300          Molope Group Ltd., N Shares (Holdings)                                  544,706
  205,300          Nasionale Pers Beperk (Holding)                                         801,647
  9,000            Pepsi International Bottlers** + (Food and Beverage)                    153,000
  485,811          Sasol, Ltd. (Oil)                                                     1,835,116
  610,000          Smith (C.G.) Ltd., Ord + (Conglomerates)                              1,382,539


  331,080          Wooltru Ltd. (Retail Trade)                                             416,502
  363,068          Wooltru Ltd., N Shares (Retail Trade)                                   443,799
                                                                                        19,935,854
                   Taiwan - 5.6%
  520,000          Compal Electronics Inc. +
                   (Computers & Office Equipment)                                        1,694,600
  360,000          Hon Hai Precision Industry (Electronics)                              1,988,827
  1,300,000        Kindom Construction (Real Estate)                                     1,250,776
  413,874          Synnex Technology International Corporation
                   (Computers & Office Equipment)                                        1,836,871
  776,023          Taiwan Semiconductor Company + (Semiconductor)                        1,710,044
                                                                                         8,481,118
                   Thailand - 3.2%
  67,500           BEC World Public Company Ltd. (Entertainment)                           371,389
  200,000          BEC World Public Company Ltd. (F) (Entertainment)                     1,100,413
  2,100,000        Industrial Finance of Thailand (F)
                   (Securities Brokerage)                                                  866,575
  385,400          Krung Thai Bank Public Company Ltd. + (Banks)                           209,399
  66,000           Krung Thai Bank Public Company Ltd. (F) + (Banks)                        35,860
  48,700           PTT Exploration and Production Public
                   Company Ltd. (Oil)                                                      342,977
  144,300          PTT Exploration and Production Public
                   Company Ltd. (F) (Oil)                                                1,016,253
  500,000          Thai Farmers Bank Public Company Ltd.
                   (F) (Banks)                                                             880,330
                                                                                         4,823,196
                   Turkey - 1.5%
  32,500,000       Haci Omer Sabanci Holding A.S. + (Holding)                              499,667
  26,500,000       Hurriyet Gazetecilik ve Matbaacilik A.S.
                   (Newspapers/Publishing)                                                 403,221
  600,000          Migros Turk T.A.S. (Retail Trade)                                       599,125
  7,200,000        Tupras-Turkiye Petrol Rafinerileri A.S. + (Gas)                         319,532
  42,727,407       Yapi ve Kredi Bankasi A.S. (Banks)                                      494,373
                                                                                         2,315,918

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)


Common Stocks (continued)                                                                  Value
  Shares                                                                                  (Note 1)
                   Ukraine - 0.0%#
  232,000          Ukraine Enterprise Corporation (Mutual Funds)                      $     26,505
                   Venezuela - 0.0%#
  2                Electricidad Caracas (Electric Utilities)                                     1
                   Total Common Stocks (Cost $154,825,186)                             126,467,150
                   Preferred Stocks  8.6%
                   Brazil - 6.6%
  24,100,000       Banco do Estado de Sao Paulo S.A. - Banespa (Banks)                     997,310
  19,700,000       Centrais Geradoras do Sul do Brasil S.A.
                   Gerasul+ (Electric Utilities)                                            24,457
  69,861,114       Cia Energetica de Minas Gerais (Electric Utilities)                   1,329,862
  88,402,000       Cia Paranaense de Energi (Electric Utilities)                           636,538
  19,700,000       Electrobras, B (Electric Utilities)                                     378,266


  2,219,000        Itausa Investimentos Itau (Holding)                                   1,230,482
  9,400            Kepler Weber S.A.** + (Machinery & Tools)                                14,702
  84,287,000       Odebrecht S.A. (Heavy Construction)                                     209,279
  19,940,000       Renner Participacoes S.A. (Retail Trade)                                 14,028
  12,292,475       Telec de Minas Gerais S.A.
                   (Telephone/Regional-Local)                                              359,135
  1,536            Teleceara Celular S.A., Series B** +
                   (Telephone/Wireless)                                                         83
  1,291,545        Teleceara Celular S.A., Series D**
                   (Telephone/Wireless)                                                     28,861
  15,670           Telecomunicacoes Brasileiras S.A.
                   Telebras, ADR (Holding)                                               1,139,013
  3,253,872        Telecomunicacoes Brasileiras S.A.
                   Telebras, Receipts (Holding)                                            238,604
  1,536            Telecomunicacoes de Ceara**
                   (Telecommunications/Equipment)                                              127
  4,350,833        Telecomunicacoes de Sao Paulo S.A.
                   (Telephone/Regional - Local)                                            593,074
  15,732,475       Telemig Cellular S.A., Series C +
                   (Telephone/Wireless)                                                    308,595
  19,675,401       Telerj Celular S.A., Series B
                   (Telecommunications/Other)                                              464,100
  20,847,860       Telesp Cellular S.A., Series B +
                   (Telephone/Wireless)                                                    916,219
  87,600           Vale do Rio Doce A (Metals & Mining)                                  1,123,774
  142,956          Vale do Rio Doce B (Metals & Mining)                                          0
                                                                                        10,006,509
                   Korea - 1.3%
  59,690           Samsung Electronics Ltd. + (Electronics)                              1,964,858
                   Portugal - 0.7%
  95,000           Lusomundo-SGPS, S.A. + (Entertainment)                                1,102,224

                   Russia - 0.0%#
  16,000           LukOil Company, ADR** (Oil)                                              56,000
  6,000            Samarasvyazinform** + (Telephone/Regional-Local)                         19,200
                                                                                            75,200
Total Preferred Stocks (Cost $9,909,930)                                                13,148,791

Montgomery Institutional Series: Emerging Markets Portfolio
Portfolio Investments (continued)
December 31, 1998 (unaudited)

Preferred Stocks (continued)                                                           Value
  Shares                                                                              (Note 1)
Rights  0.0%#      (Cost $0)
                   Taiwan - 0.0%#
  1,040            Compal Electronics Inc., Rights, Expire
                   01/22/99 + (Electronics)                                           $  807

Warrants  0.4%     (Cost $587,593)

                   Philippines - 0.4%
  1,200,000        Jollibee Foods Company, Warrants,
                   Expire 02/24/03 + (Food & Beverage)                               570,694

Total Securities   Cost $165,322,709)                                140,187,442

Repurchase Agreements - 5.0% (Cost $7,512,000)
Principal Amount

  $7,512,000       Agreement with Prudential Securities, Tri-Party,
                   5150% dated 12/31/98 , to be repurchased at
                   $7,516,299, on 01/04/99, collateralized by
                   $7,662,240 market value of US government
                   securities, having various maturities and
                   various interest rates                              7,512,000
Total Investments (Cost $172,834,709*)              97.5%            147,699,442
Other Assets and Liabilities (Net)                   2.5               3,827,322
Net Assets                                         100.0%           $151,526,764

*   Aggregate cost for federal tax purposes.
** Illiquid Security or Special Situation Security (See Note 5 to Financial Statements).
*** Security exempt from registration under Rule 144A of the Securities Act of 1933.
  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
# Amount represents less than 0.1%.
+ Non-income producing security.
Abbreviations:
ADR  American Depositary Receipt
ADS  American Depositary Share
(F)  Foreign or alien share
GDR  Global Depositary Receipt
GDS  Global Depositary Share
ORD  Ordinary

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Assets and Liabilities
December 31, 1998 (unaudited)


Assets:
Investment in securities, at value (Identified cost $172,834,709)(Note 1)
  Securities                                                                 $ 140,187,442
  Repurchase agreements                                                          7,512,000
  Total investments                                                            147,699,442
Cash                                                                               605,316
Foreign currency (Cost $870,459)                                                   745,729
Receivables:
  Shares of beneficial interest sold                                             1,754,121
  Investment securities sold                                                       852,776
  Dividends                                                                        715,153
  Interest                                                                           1,075
  Deferred organization costs (Note 1)                                             106,011
Total Assets                                                                   152,479,623

Liabilities:
Forward foreign currency exchange contracts:
  Net unrealized depreciation of forward foreign currency
     contracts (Note 3)                             $         16
Payables:
  Investment securities purchased                        465,435
  Management fee (Note 2)                                123,270
  Custodian fees                                         105,933
  Shares of beneficial interest redeemed                  13,156
  Transfer agency and servicing fees                       1,485


  Administration fee (Note 2)                              1,320
  Trustees' fees and expenses (Note 2)                       626
  Accrued liabilities and expenses                       241,618

Total Liabilities                                        952,859
Net Assets                                                                          $ 151,526,764
Net Assets consist of:
  Distributions in excess of net investment income                                  $    (649,397)
  Accumulated net realized loss on securities sold, forward foreign
     currency exchange contracts and foreign currency transactions                    (67,479,904)
  Net unrealized depreciation of investments, forward foreign  currency exchange contracts, foreign  currency transactions and
     net other assets                                                                 (25,231,837)
  Shares of beneficial interest                                                            50,609
  Additional paid-in capital                                                          244,037,293
Net Assets                                                                          $ 151,526,764
Net Asset Value, per share outstanding*                                             $       29.94
Maximum offering price per share (Note 4) ($29.94/.9925) (based on maximum investment expense reimbursement fee of
     0.75% of the offering price)                                                   $       30.17
Number of Fund shares outstanding                                                       5,060,865

*   Redemption price per share is equal to Net Asset Value less any applicable investment expense reimbursement fee (Note 4).

Montgomery Institutional Series:  Emerging Markets Portfolio
Statement of Operations
For the Six Months Ended December 31, 1998 (unaudited)

Net Investment Income:
Dividends (net of foreign withholding taxes of $90,464)                             $   1,388,503
Interest                                                                                   92,682
Total Income                                                                            1,481,185
Expenses:
Management fee (Note 2)                               $  831,779
Custodian fees                                           175,598
Legal and audit fees                                      35,288
Administration fee (Note 2)                               11,174
Trustees' fees and expenses (Note 2)                       3,882
Amortization of organization costs (Note 1)                3,848
Registration and filing fees                               3,192
Transfer agency and servicing fees                         2,634
Interest expense                                           5,201
Tax Expense                                              116,274
Other                                                     34,416
Total Expenses                                         1,223,286
Fees deferred by Manager and Administrator (Note 2)                                      (102,194)
Net Expenses                                                                            1,121,092
Net Investment Income                                                               $     360,093
Realized and Unrealized
 Gain/(Loss) on Investments:
Net realized gain/(loss) from:
  Securities transactions                                                               (36,851,836)
  Forward foreign currency exchange contracts                                              (163,884)
  Foreign currency transactions                                                             968,754
Net realized loss on investments during the period                                      (36,046,966)


Net change in unrealized appreciation/(depreciation)of:
  Securities                                                                                 815,047
  Forward foreign currency exchange contracts                                                    909
  Foreign currency and net other assets                                                      (93,733)
Net unrealized appreciation of investments during the period                               5,722,223
Net Realized and Unrealized Loss on Investments                                          (30,324,743)
Net Decrease in Net Assets Resulting from  Operations                                   $(29,964,650)

Montgomery Institutional Series: Emerging Markets Portfolio
Statement of Changes in Net Assets

                                                                        Six Months Ended
                                                                           12/31/98                       Year Ended
                                                                         (unaudited)                        06/30/98
Net Increase/(Decrease)in Net Assets Resulting From Operations:
Net investment income.                                                 $    360,093                     $   2,566,382
Net realized loss on securities transactions, forward foreign
  currency exchange contracts and   foreign currency
  transactions during the year                                          (36,046,966)                      (29,436,439)
Net unrealized appreciation/(depreciation)of securities, forward foreign currency exchange contracts, foreign currency and
  net other assets during the period                                      5,722,223                       (95,233,904)
Net decrease in net assets resulting from operations                    (29,964,650)                     (122,103,961)
Distributions to shareholders from net investment
 income                                                                     (13,008)                       (3,559,976)
Distributions to shareholders from
 net realized
  gains on investments                                                           --                          (854,895)
Net decrease from beneficial  interest
  transactions (Note 4)                                                 (16,073,687)                      (10,083,756)
Net decrease in net assets.                                             (46,051,345)                     (136,602,588)
Net Assets:
Beginning of period                                                     197,578,109                       334,180,697
End of period                                                          $151,526,764                     $ 197,578,109
Distributions in excess of net investment income                       $   (649,397)                    $    (996,482)

Montgomery Institutional Series:
 Emerging Markets Portfolio
Statement of Changes in Net Assets (continued)
Financial Highlights


Selected Per Share Data for the
 Year or Period Ended:
                                          12/31/98
                                          (unaudited)  06/30/98        06/30/97          06/30/96      06/30/95++          06/30/94*
Net asset value
  beginning of period                    $  35.61      $  58.52        $  49.09          $  44.61        $  43.71          $  50.00
Net investment income                        0.07          0.32            0.43              0.50            0.13              0.09
Net realized and unrealized
  gain/(loss)on investments                 (5.74)       (22.44)           9.46              3.93            0.67             (6.67)

Net increase/(decrease)in
  net assets resulting from
  investment operations                     (5.67)       (22.12)           9.89              4.43            0.80             (6.58)

Effect of redemption expense
  reimbursement fee                            --            --            0.02              0.09            0.11              0.29
Distributions from net
  investment income                         0.00#         (0.64)          (0.48)            (0.04)          (0.01)               --
Distributions from net realized
  gains on investments                         --         (0.15)             --                --              --                --

Total distributions                            --         (0.79)          (0.48)            (0.04)          (0.01)               --
Net asset value - end of
  year/period                            $  29.94     $   35.61       $   58.52      $      49.09     $     44.61     $       43.71
Total return **                           (15.92)%      (38.05)%          20.45%            10.14%           2.09%          (12.58)%

Ratios to Average Net
 Assets/Supplemental Data:
Net assets, end of period
  (in 000's)                             $151,527     $ 197,578       $ 334,181      $    270,878     $   186,666     $     127,085
Ratio of net investment income
  to average net assets                    0.45%+          0.96%           0.86%             1.16%           0.29%           0.47%+
Ratio of net expenses to average
  net assets including
  interest and tax expenses                1.42%+          1.25%           1.26%             1.29%           1.40%           1.40%+
Ratio of net expenses to average
  net assets excluding
  interest and tax expenses                  1.25%         1.25%           1.25%             1.25%           1.40%             1.40%

Portfolio turnover rate                        44%          104%             85%               88%            101%               33%

Net investment income/(loss)before
  deferral of fees by Manager
  including interest and
  tax expenses                           $   0.03     $    0.03       $    0.26      $       0.33     $     (0.05)    $        0.01
Ratio of expenses before deferral
 of fees by Manager
including interest and tax expenses          1.55%         1.66%           1.61%             1.70%           1.79%           1.81%+

* The Montgomery Institutional Series: Emerging Markets Portfolio commenced operations on December 17, 1993.
**  Total return represents aggregate total return for the periods indicated.
#   Amount represents less than $0.01 per share.
+   Annualized.
++ Per share numbers have been calculated using the monthly average shares method, which more appropriately represent the per share data for the year since the use of the undistributed method did not accord with results from operations.

The Montgomery Funds II
Notes to Financial Statements (unaudited)

The Montgomery Funds II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company and was organized as a Delaware business trust on September 8, 1993 and commenced operations with the Montgomery Institutional Series:
Emerging Markets Portfolio. As of December 31, 1998, the Trust had seven publicly offered series, the Montgomery U.S. Asset Allocation Fund, the Montgomery Global Long-Short Fund, the Montgomery Emerging Markets Focus Fund, the Montgomery Small Cap Systematic Value Fund, the Montgomery Macro Cap Systematic Value Fund, the Montgomery Institutional Series: Emerging Markets Portfolio and the Montgomery Institutional Series: International Growth Portfolio. Prior to the public offerings of shares of each Fund, a limited number of shares were sold to Montgomery Asset Management, LLC (or its predecessor) and/or affiliated persons of Montgomery Asset Management in private placement offerings. Otherwise, no Fund had any significant operations prior to the date on which it commenced operations (i.e., commenced selling shares to the public) Information presented in these financial statements pertains only to the Montgomery Institutional Series: Emerging Markets Portfolio (the "Fund"). The financial statements for the other funds in the Trust have been presented under separate cover.

1.  Significant Accounting Policies:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies.

a.  Portfolio Valuation

  The Fund's securities are valued using current market valuations: either the last reported sales price or, in the case of securities for which there is no reported last sale and in the case of fixed income securities, the mean between the closing bid and asked price. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value by management as determined in good faith in accordance with methods which are authorized by the Trust's Board of Trustees.

  Portfolio securities which are traded primarily on foreign securities exchanges or for which market quotations are readily available are generally valued at the last reported sales price on the respective exchanges or markets, except that when an occurrence subsequent to the time that a value was so established is likely to have changed said value, the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees or its delegates. Securities traded on the over-the-counter market are valued at the mean between the last available bid and ask price prior to the time of valuation. The value of equity swap agreements will be the value of the underlying security.

     Short-term securities with maturities of 60 days or less are valued at amortized cost which approximates fair value.

b.  Repurchase Agreements

  The Fund may engage in repurchase agreements individually or jointly through a joint repurchase account with other series of the Trust and affiliated series of another registered investment company pursuant to a joint repurchase agreement. Under the terms of a typical repurchase agreement, the Fund takes possession of a government debt obligation as collateral. The Fund also agrees with the counterparty to allow the counterparty to repurchase, and the Fund to resell, the obligation at a specified date and price, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights. The Fund's investment manager, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks. The Fund may also participate on an individual or joint basis in tri-party repurchase agreements which involve a counterparty and a custodian bank.

c.  Foreign Currency

  Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes in foreign currency exchange rates on investments have been included in the unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses resulting from movement in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received and the portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date.

d.  Forward Foreign Currency Exchange Contracts

  The Fund may engage in forward foreign currency exchange contracts with off balance sheet risk in the normal course of investing activities in order to manage exposure to market risks. Forward foreign currency exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss.
  When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Forward foreign currency exchange contracts have been used solely to establish a rate of exchange for settlement of transactions. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

e.  Dividends and Distributions
    Dividends from net investment income of the Fund are declared and paid annually.

    Distributions of any short-term capital gains earned by the Fund are distributed no less frequently than annually. Additional distributions of net investment income and capital gains for the Fund may be made in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

f.  Securities Transactions and Investment Income

    Securities transactions are recorded on a trade-date basis. Realized gain and loss from securities transactions are recorded on the specific identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on short-term investments, is recognized on an accrual basis. Dividend income on foreign securities is recognized as soon as the Fund is informed of the ex-dividend date.

g.  Federal Income Taxes

    The Fund has elected and qualified and it is the intention of the Fund to continue to qualify to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by complying with the provisions available to certain investment companies, as defined in applicable sections of the Code, and to make distributions of taxable income to shareholders sufficient to relieve the Fund from all or substantially all federal income taxes.

h.  Organization Costs

    Expenses incurred in connection with the organization of the Fund were amortized on a straight-line basis over a period of five years from the commencement of operations.

i.  Expenses

    Most expenses of the Trust can be directly attributed to a Fund. Expenses which cannot be directly attributed are apportioned among the Funds in the Trust based upon relative net assets.

2.  Management Fees and Other Transactions with Affiliates:

a. Montgomery Asset Management, LLC. is the Fund's Manager (the "Manager"). The Manager, a Delaware liability company, is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Manager is a subsidiary of Commerzbank AG.

  Pursuant to an investment management agreement ("Investment Management Agreement"), the Manager provides the Fund with advice on buying and selling securities,

The Montgomery Funds II
Notes to Financial Statements (unaudited)
(continued)

manages the investments of the Fund including the placement of orders for portfolio transactions, furnishes the Fund with office space and certain administrative services, and provides the personnel needed by the Trust with respect to the Manager's responsibilities under such agreement. As compensation, the Fund pays the Manager a monthly management fee (accrued daily)based upon the average daily net assets of the Fund, at an effective annual rate of 1.32% of average daily net assets before any deferral of fees for the six months ending December 31, 1998, (the effective rate including the effect of current period fee deferral was 0.91% for the six months ending December 31, 1998.) The Manager has agreed to reduce some or all of its management fee or absorb Fund expenses if necessary to keep the Fund's annual operating expenses, exclusive of interest or taxes, at or below 1.25% of average daily net assets. Any reductions made for the Fund by the Manager in its fees are subject to recovery within the following three years provided the Fund is able to affect such reimbursement and remain in compliance with applicable expense limitations. Any of the Manager's expense voluntary expense absorptions are also subject to recovery. For the six months ending December 31, 1998, the Manager recouped no fees which were deferred during prior fiscal years. For the six months ended December 31, 1998, the Manager has deferred fees of $91,020. As of December 31, 1998, the deferred management fee subject to recoupment is $1,096,027.

b. Montgomery Asset Management, LLC, serves as the Fund's administrator (the "Administrator"). The Administrator performs services with regard to various aspects of the Fund's administrative operations. As compensation, the Fund pays the Administrator a monthly fee at an annual rate of 0.05% of average daily net assets. For the six months ended December 31, 1998, the Administrator has voluntarily waived fees of $11,174.

c. Certain officers and Trustees of the Trust are, with respect to the Trust's Manager and/or principal underwriter, "affiliated persons" as defined in the 1940 Act. Each Trustee of the Montgomery Funds II who is not an "affiliated person" receives an annual retainer and quarterly meeting fees totalling $55,000 per annum, as well as reimbursement for expenses, for service as a Trustee of all Trusts advised by the Manager ($15,000 of which was allocated to the Montgomery Funds II).

  DST Systems, Inc. serves as the Fund's transfer agent.

3.  Securities Transactions:

a. The aggregate amount of purchases and sales of investment securities, other than short-term securities, for the six months ended December 31, 1998, were $68,706,041 and $89,831,551, respectively.

b. At December 31, 1998, aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value for federal income tax purposes were $14,195,430 and $39,330,697 respectively.

c. The schedule of forward foreign currency exchange contracts at December 31, 1998 were as follows:

d.

            Foreign Currency                                   Settlement              In Exchange               Net Unrealized
            Amount                                                Date                  For (US$)                Depreciation
Forward Foreign Currency Exchange Contracts to deliver:
            18,723 Brazilian Cruziero                           01/04/99                  $15,496                    $16
            Total Forward Foreign Currency
            Exchange Contracts to Deliver

d. Under an unsecured Revolving Credit Agreement with DeutscheBank (New York), the Fund, along with other funds of Montgomery Funds, Montgomery Funds II and Montgomery Funds III, may for one year starting August 13, 1998, borrow (consistent

The Montgomery Funds II
Notes to Financial Statements (unaudited)
(continued)

with applicable law and its investment policies)up to 10% of its net asset value, provided that the aggregate principal amount of outstanding loans under the agreement to all Funds does not exceed $175,000,000. The Fund pays its pro-rata share of the quarterly commitment fee of 0.08% per annum of the unutilized credit line balance. For the six months ended December 31, 1998, there were no borrowings under this agreement.

4.  Transactions in Shares of Beneficial Interest:

The Trust has authorized an unlimited number of shares of beneficial interest which have a par value of $0.01. Transactions in shares of beneficial interest for the periods indicated below were:

                                             Six Months Ended          Year Ended
                                             December 31, 1998       June 30, 1998
                                          Shares        Amount           Shares          Amount
Shares Sold                                79,078    $  2,341,991          839,837    $ 46,214,845
Issued as reinvestment of dividends           300           8,857           73,789       3,279,907
Shares redeemed                          (567,618)    (18,424,535)      (1,075,255)    (59,578,508)
Net Decrease                             (488,240)   $(16,073,687)        (161,629)   $(10,083,756)

To the extent consistent with certain tax requirements, investment expense reimbursement fees and redemption expense reimbursement fees of 0.75% may be imposed on the purchase or redemption of Fund shares. Payment of such fees reflected in the dollar amounts above are paid in cash. This adjustment is not a sales charge. It is kept in the Fund for the benefit of all shareholders.

The purpose of the adjustment is to prevent the performance of the Fund from being adversely affected by the transaction costs created by the investment of cash received by the Fund or the sale of securities to obtain cash.

5.   Illiquid and Special Situation Securities:

     The Fund may not invest more than 15% of its net assets in illiquid securities. The following securities have been determined by the Manager to be illiquid because they are restricted or there is an exceptionally low trading volume in the primary trading market for the security at December 31, 1998:

                                     Acquisition                  12/31/98      Value                   % of Total
                                        Date        Shares      Market Value   Per Share     Cost        Net Assets
Bajaj Auto, Ltd.                       09/21/98       8,000     $   98,187      $12.27   $  124,194         0.06%
Bashkirenergo                          08/18/97   1,350,000         27,000        0.02      934,335         0.02%
Berjaya Sports Toto Berhad             02/24/98     404,000        503,937        1.25    1,089,547         0.33%
BSES, Ltd.                             12/02/98     140,000        466,117        3.33    1,473,497         0.31%
BSES, Ltd. GDR                         02/12/98      50,000        637,500       12.75      654,953         0.42%
Castrol (India) Ltd.                   06/17/97         207          3,697       17.86        2,994         0.00%*
Central Asia Growth Fund               11/03/97      54,859        164,577        3.00      565,000         0.11%
Dr. Reddy's Laboratories. Ltd.         12/02/98     140,000      1,600,424       11.43    1,473,497         0.97%
Fauji Fertilizer Company Ltd.          10/20/97     898,200        826,886        0.92    1,796,937         0.55%
Hindustan Lever Ltd.                   06/02/97          50          1,958       39.16        1,618         0.00%*
Hindustan Petroleum
  Corporation Ltd.                     06/11/97      90,000        498,211        5.54    1,148,248         0.33%
Housing Development and
  Finance Corporation                  10/31/95      35,700      1,831,233       51.30    2,383,442         1.21%
Indian Hotels Company, Ltd.            07/15/97          56            473        8.45          987         0.00%
Irkutskenergo, Sponsored, ADR          12/20/96     100,000        150,000        1.50      597,986         0.10%

ITC Ltd.                               12/19/97       1,950         34,437       17.66       29,448         0.02%
Kazomerts Bank, GDR                    07/16/97      12,600         44,100        3.50      236,880         0.03%
Kepler Weber SA                        02/10/95       9,400         14,702        1.56      122,544         0.01%
Krasnoyarskelectrosvyaz, ADR           02/20/98      22,046         13,228        0.60      254,205         0.01%
Krasny Oktyabr                         07/14/97      26,500         34,450        1.30      457,125         0.02%
LukOil Company, ADR                    05/20/98       5,000         85,000       17.00      118,230         0.06%
LukOil Company, Pfd., ADR              12/08/97      16,000         56,000        3.50      468,000         0.04%
Mahanagar Telephone
  Nigam, Ltd.                          07/11/97     300,000      1,294,090        4.31    2,213,350         0.85%
Murmansk Electrosvyaz, ADR             02/20/98      84,242          8,508        0.10      213,704         0.01%
Nizhovsyazinform,
  Sponsored, ADR                       02/20/98      29,054          8,716        0.30      180,471         0.01%
Oil and Natural Gas
  Corporation Ltd.                     09/19/97         100            474        4.74        1,007         0.00%*
Orenburg Region
  Electrosvyaz, ADR                    02/20/98     120,450          6,023        0.05       69,107         0.00%*
Pakistan State Oil                     10/21/97     141,964        223,575        1.57    1,215,832         0.15%
Pepsi International Bottlers           12/27/95       9,000        153,000       17.00      270,000         0.10%
Romania Growth Fund PLC                08/21/97      46,653         87,708        1.88      474,320         0.06%
Samarasvyazinform                      09/22/97       6,000         19,200        3.20      486,000         0.01%
State Bank of India                    03/26/96         150            555        3.70        1,008         0.00%*
Teleceara Celular SA, Series B         06/18/97       1,536             83        0.05          484         0.00%*
Teleceara Celular SA, Series D         04/17/97   1,291,545         28,861        0.02      190,086         0.02%
Telecomunicacoes de Ceara              04/17/97   1,291,545        188,133        0.15      348,492         0.12%
Telecomunicacoes de
  Ceara, Pfd.                          06/18/97       1,536            127        0.08          125         0.00%*
The Czech Value Fund                   05/21/96     126,700        681,013        5.38    1,067,091         0.45%
Uraltelecom, ADR                       02/20/98       6,278         21,973        3.50      182,925         0.01%
YTL Power International
  Berhad                               02/25/98     907,000        713,666        0.79      841,614         0.47%
                                                                $9,890,322                                  6.44%

* Amount represents less than 0.01%.

  In addition, certain of the foreign currency at December 31, 1998 may be illiquid because conversion to U.S. dollars could take more than seven days.

6.  Foreign Securities:

    The Fund purchases securities on foreign securities exchanges. Securities of foreign companies and foreign governments involve special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies, less reliable information about issuers, different securities transactions clearance and settlement practices, and potential future adverse political and economic developments. These risks are heightened for investments in emerging market countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those securities of comparable U.S. companies and the U.S. government.